Subsidiary guarantee information (Details 3) (CHF) In Millions	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	508	36,815
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	(485)	(737)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	932	(30,201)
Purchase of investment securities	(1,172)	(1,166)
Proceeds from sale of investment securities	2,096	680
Maturities of investment securities	1,372	1,741
Investments in subsidiaries and other investments	(870)	(460)
Proceeds from sale of other investments	2,516	1,054
(Increase)/decrease in loans	(5,636)	1,286
Proceeds from sales of loans	230	478
Capital expenditures for premises and equipment and other intangible assets	(718)	(764)
Proceeds from sale of premises and equipment and other intangible assets	3	3
Other, net	147	184
Net cash provided by/(used in) investing activities of continuing operations	(1,585)	(27,902)
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	15,703	7,758
Increase/(decrease) in short-term borrowings	413	9,005
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(10,240)	3,285
Issuances of long-term debt	23,602	30,623
Repayments of long-term debt	(18,972)	(28,237)
Issuances of common shares	666	29
Sale of treasury shares	7,746	14,899
Repurchase of treasury shares	(7,672)	(16,432)
Dividends paid/capital repayments	(1,805)	(2,654)
Other, net	671	(672)
Net cash provided by/(used in) financing activities of continuing operations	10,112	17,604
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(6,454)	(752)
Net cash provided by/(used in) operating activities of discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations	25	(98)
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	2,606	25,667
Cash and due from banks at beginning of period	65,467	51,857
Cash and due from banks at end of period	68,073	77,524
Credit Suisse (USA), Inc - Consolidated
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	4,943	40,062
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	(1)	(589)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(2,444)	(1,076)
Purchase of investment securities	0	0
Proceeds from sale of investment securities	0	0
Maturities of investment securities	0	0
Investments in subsidiaries and other investments	708	(94)
Proceeds from sale of other investments	428	423
(Increase)/decrease in loans	2,192	764
Proceeds from sales of loans	0	0
Capital expenditures for premises and equipment and other intangible assets	(182)	(283)
Proceeds from sale of premises and equipment and other intangible assets	0	0
Other, net	9	34
Net cash provided by/(used in) investing activities of continuing operations	710	(821)
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	(16)	74
Increase/(decrease) in short-term borrowings	(12,509)	(8,036)
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	8,015	(30,070)
Issuances of long-term debt	2,718	191
Repayments of long-term debt	(2,649)	(1,849)
Issuances of common shares	0	0
Sale of treasury shares	0	0
Repurchase of treasury shares	0	0
Dividends paid/capital repayments	0	0
Other, net	60	140
Net cash provided by/(used in) financing activities of continuing operations	(4,381)	(39,550)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(615)	96
Net cash provided by/(used in) operating activities of discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations	0	0
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	657	(213)
Cash and due from banks at beginning of period	5,133	1,989
Cash and due from banks at end of period	5,790	1,776
Bank parent company and other subsidiaries
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	(4,816)	(3,637)
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	(561)	(1,013)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	4,764	(29,619)
Purchase of investment securities	(79)	(32)
Proceeds from sale of investment securities	2,096	680
Maturities of investment securities	84	590
Investments in subsidiaries and other investments	(1,498)	(269)
Proceeds from sale of other investments	2,019	513
(Increase)/decrease in loans	(6,210)	3,585
Proceeds from sales of loans	230	478
Capital expenditures for premises and equipment and other intangible assets	(522)	(474)
Proceeds from sale of premises and equipment and other intangible assets	3	3
Other, net	49	123
Net cash provided by/(used in) investing activities of continuing operations	375	(25,435)
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	14,941	7,852
Increase/(decrease) in short-term borrowings	12,928	16,653
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(18,255)	33,454
Issuances of long-term debt	19,774	28,962
Repayments of long-term debt	(15,767)	(24,981)
Issuances of common shares	0	0
Sale of treasury shares	614	1,528
Repurchase of treasury shares	(612)	(1,281)
Dividends paid/capital repayments	(142)	(3,159)
Other, net	(358)	(3,254)
Net cash provided by/(used in) financing activities of continuing operations	13,123	55,774
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(5,835)	(847)
Net cash provided by/(used in) operating activities of discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations	25	(98)
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	2,872	25,757
Cash and due from banks at beginning of period	59,898	50,546
Cash and due from banks at end of period	62,770	76,303
Bank
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	127	36,425
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	(562)	(1,602)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	2,320	(30,695)
Purchase of investment securities	(79)	(32)
Proceeds from sale of investment securities	2,096	680
Maturities of investment securities	84	590
Investments in subsidiaries and other investments	(790)	(363)
Proceeds from sale of other investments	2,447	936
(Increase)/decrease in loans	(4,018)	4,349
Proceeds from sales of loans	230	478
Capital expenditures for premises and equipment and other intangible assets	(704)	(757)
Proceeds from sale of premises and equipment and other intangible assets	3	3
Other, net	58	157
Net cash provided by/(used in) investing activities of continuing operations	1,085	(26,256)
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	14,925	7,926
Increase/(decrease) in short-term borrowings	419	8,617
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(10,240)	3,384
Issuances of long-term debt	22,492	29,153
Repayments of long-term debt	(18,416)	(26,830)
Issuances of common shares	0	0
Sale of treasury shares	614	1,528
Repurchase of treasury shares	(612)	(1,281)
Dividends paid/capital repayments	(142)	(3,159)
Other, net	(298)	(3,114)
Net cash provided by/(used in) financing activities of continuing operations	8,742	16,224
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(6,450)	(751)
Net cash provided by/(used in) operating activities of discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations	25	(98)
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	3,529	25,544
Cash and due from banks at beginning of period	65,031	52,535
Cash and due from banks at end of period	68,560	78,079
Group parent company
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	2,964	3,859
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	0	0
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Purchase of investment securities	0	0
Proceeds from sale of investment securities	0	0
Maturities of investment securities	0	29
Investments in subsidiaries and other investments	(2,490)	(408)
Proceeds from sale of other investments	0	0
(Increase)/decrease in loans	74	458
Proceeds from sales of loans	0	0
Capital expenditures for premises and equipment and other intangible assets	0	0
Proceeds from sale of premises and equipment and other intangible assets	0	0
Other, net	0	0
Net cash provided by/(used in) investing activities of continuing operations	(2,416)	79
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	(656)	(2,239)
Increase/(decrease) in short-term borrowings	0	0
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Issuances of long-term debt	5	6
Repayments of long-term debt	0	(483)
Issuances of common shares	666	29
Sale of treasury shares	417	21
Repurchase of treasury shares	(61)	(1,316)
Dividends paid/capital repayments	(1,560)	(2,378)
Other, net	632	2,419
Net cash provided by/(used in) financing activities of continuing operations	(557)	(3,941)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	7	2
Net cash provided by/(used in) operating activities of discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations	0	0
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	(2)	(1)
Cash and due from banks at beginning of period	18	11
Cash and due from banks at end of period	16	10
Other Group subsidiaries
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	(2,583)	(3,469)
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	77	865
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(1,388)	494
Purchase of investment securities	(1,093)	(1,134)
Proceeds from sale of investment securities	0	0
Maturities of investment securities	1,288	1,122
Investments in subsidiaries and other investments	2,410	311
Proceeds from sale of other investments	69	118
(Increase)/decrease in loans	(1,692)	(3,521)
Proceeds from sales of loans	0	0
Capital expenditures for premises and equipment and other intangible assets	(14)	(7)
Proceeds from sale of premises and equipment and other intangible assets	0	0
Other, net	89	27
Net cash provided by/(used in) investing activities of continuing operations	(254)	(1,725)
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	1,434	2,071
Increase/(decrease) in short-term borrowings	(6)	388
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	(99)
Issuances of long-term debt	1,105	1,464
Repayments of long-term debt	(556)	(924)
Issuances of common shares	0	0
Sale of treasury shares	6,715	13,350
Repurchase of treasury shares	(6,999)	(13,835)
Dividends paid/capital repayments	(103)	2,883
Other, net	337	23
Net cash provided by/(used in) financing activities of continuing operations	1,927	5,321
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(11)	(3)
Net cash provided by/(used in) operating activities of discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations	0	0
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	(921)	124
Cash and due from banks at beginning of period	418	(689)
Cash and due from banks at end of period	(503)	(565)